NOTE 5. SMALL BUSINESS ASSOCIATION LOAN (Details Narrative) (Quarterly Report, USD $)	120 Months Ended
	Apr. 30, 2020	Sep. 30, 2013	Dec. 31, 2012
Quarterly Report
Debt Instrument, Periodic Payment	$ 120
Debt Instrument, Term	10 years
Debt Instrument, Variable Interest Rate	4.75%
Debt Instrument, Interest Rate at Period End		8.00%	8.00%
Five Year Maturities, Within Year One		892
Five Year Maturities, Year Two		963
Five Year Maturities, Year Three		1,040
Five Year Maturities, Year Four		1,124
Five Year Maturities, Year Five		1,214
Five Year Maturities, After Year Five		$ 2,225